PARNASSUS EQUITY INCOME FUND
Parnassus Equity Income Fund
Investment Objective
The Parnassus Equity Income Fund’s objective is to achieve both capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Equity Income Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PARNASSUS EQUITY INCOME FUND	Investor Shares	Institutional Shares
Management Fees	0.61%	0.61%
Distribution (12b-1) Fees	none	none
Other Expenses	0.29%	0.07%
Service Fees	0.19%	none
All remaining other expenses	0.10%	0.07%
Total Annual Fund Operating Expenses	0.90%	0.68%

For additional information about the Parnassus Equity Income Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Equity Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example PARNASSUS EQUITY INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	92	287	498	1,108
Institutional Shares	69	218	379	847

Portfolio Turnover
The Parnassus Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.3% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Equity Income Fund's objective is to achieve both current income and capital appreciation by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (including any borrowings for investment purposes) in equity securities. At least 75% of the Fund's total assets will normally be invested in equity securities that pay interest or dividends. The remaining 25% may be invested in non-dividend-paying equity securities, short-term instruments and money-market instruments (i.e., "cash" or cash equivalents). The Parnassus Equity Income Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established businesses. The Fund considers a large-cap company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000 large-cap index measured at the time of purchase. The Fund may invest to a lesser extent in small- and mid-capitalization companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. Using a value-oriented investment process, the Fund seeks to invest in equity securities that pay dividends, have the potential for capital appreciation and which the Fund's investment adviser (Adviser) believes have the capacity to raise dividends in the future. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.
Principal Risks
All investments involve risk, and investing in the Parnassus Equity Income Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well- established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Equity Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the ten-year period shown in the bar chart, the highest return for a quarter was 17.7% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 19.2% (quarter ending December 31, 2008).
Below is a table comparing the performance of the Parnassus Equity Income Fund’s two share classes with that of the S&P 500 Index and the Lipper Equity Income Fund Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2012. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2012)
Average Annual Total Returns PARNASSUS EQUITY INCOME FUND	One Year	Five Years	Ten Years
Investor Shares	15.43%	5.15%	8.12%
Investor Shares Return after Taxes on Distributions	14.68%	4.76%	6.97%
Investor Shares Return after Taxes on Distributions and Sale of Fund Shares	10.89%	4.34%	6.60%
Institutional Shares	15.64%	5.38%	8.27%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.09%
Lipper Equity Income Fund Average	12.44%	1.80%	7.45%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Parnassus Equity Income Fund—Institutional Shares were incepted on April 28, 2006. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Equity Income Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.